Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2017		Jun. 30, 2017		Jun. 30, 2016
Noncontrolling Interest [Line Items]
Original paid-in capital	$ 20,535,379		$ 20,535,379		$ 15,500,391
Additional paid-in capital	1,032,016		688,934		1,140,962
Accumulated other comprehensive income	(134,637)		(414,564)		(280,907)
Accumulated deficit	20,985		(893,907)		(4,518,799)
Total	(4,739,343)		(4,768,779)		(4,807,347)
ACH Trucking Center Corp. [Member]
Noncontrolling Interest [Line Items]
Total		[1]	31,929	[1]
Sino-China [Member]
Noncontrolling Interest [Line Items]
Original paid-in capital	356,400		356,400		356,400
Additional paid-in capital	1,044		1,044		1,044
Accumulated other comprehensive income	82,769		217,379		157,019
Accumulated deficit	(5,277,982)		(5,421,578)		(5,349,210)
Total	(4,837,769)		(4,846,755)		(4,834,747)
Trans Pacific Logistics Shanghai Ltd. [Member]
Noncontrolling Interest [Line Items]
Total	$ 98,426		$ 46,047		$ 27,400

[1]	The Company has terminated the joint venture agreement with Jetta Global on ACH Trucking Center Corp. on December 4, 2017.